UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  028-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang and Robert W. Medway
Title:     Managers
Phone:     212.920.3400

Signature, Place, and Date of Signing:

 /s/ Yale M. Fergang     New York, New York/USA     February 14, 2012
 /s/ Robert W. Medway    New York, New York/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $579,138 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105    35917  3033565 SH       SOLE                   303365
ALLIED NEVADA GOLD CORP        COM              019344100    13820   456400 SH       SOLE                   456400
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106     9675   450000 SH       SOLE                   450000
CINCINNATI BELL INC NEW        COM              171871106    24392  8050000 SH       SOLE                  8050000
FIDELITY NATIONAL FINANCIAL    CL A             31620R105    39758  2495800 SH       SOLE                  2495800
GENERAL MTRS CO                COM              37045V100    29644  1462461 SH       SOLE                  1462461
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    15448   652650 SH       SOLE                   652650
HEWLETT PACKARD CO             COM              428236103    44181  1715100 SH       SOLE                  1715100
HOLLYFRONTIER CORP             COM              436106108    10062   430000 SH       SOLE                   430000
INGRAM MICRO INC               CL A             457153104    50986  2802983 SH       SOLE                  2802983
INTEL CORP                     SDCV 2.950%12/1  458140AD2      278     2625 SH  PUT  SOLE                     2625
ISHARES TR                     IBOXX INV CPBD   464287242       88     3530 SH  PUT  SOLE                     3530
LEAR CORP                      COM NEW          521865204    32138   807486 SH       SOLE                   807486
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    41965  1291623 SH       SOLE                  1291623
MICROSOFT CORP                 COM              594918104    39963  1539400 SH       SOLE                  1539400
PFIZER INC                     COM              717081103    35806  1654610 SH       SOLE                  1654610
ROCKWOOD HLDGS INC             COM              774415103    10433   265000 SH       SOLE                   265000
SPDR GOLD TRUST                GOLD SHS         78463V107     5452     1700 SH  CALL SOLE                     1700
SPDR GOLD TRUST                GOLD SHS         78463V107    16567   109000 SH       SOLE                   109000
SUNOCO INC                     COM              86764P109    57880  1411031 SH       SOLE                  1411031
TESSERA TECHNOLOGIES INC       COM              88164L100    12209   728900 SH       SOLE                   728900
TFS FINL CORP                  COM              87240R107    37929  4233181 SH       SOLE                  4233181
WESTERN DIGITAL CORP           COM              958102105    14547   470000 SH       SOLE                   470000